Vanguard Baillie Gifford Global Positive Impact Stock Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard Baillie Gifford Global Positive Impact Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Baillie Gifford Global Positive Impact Fund (the “Fund”) seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.